Financial Expense (Tables)	6 Months Ended
Jun. 30, 2025
Financial Expense
Schedule of financial expense

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2025	2024	2025	2024
Fair value adjustment foreign currency swaps and forwards	—	(24)	—	288
Recoverable cash advances, Accretion of interest	269	259	539	519
Interest and bank charges	373	57	761	120
Interest on lease liabilities	35	36	71	74
Exchange differences	2,772	1,115	6,141	1,435
Other	(112)	2	67	—
Total financial expense	3,337	1,445	7,579	2,436